Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Detail) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 0.0	£ 1.5
Internal and external redemptions	0.4	0.8
Internal issuances | Mortgage-backed master trust structures: | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.3	0.0
Internal issuances | Mortgage-backed master trust structures: | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	1.4
Internal and external redemptions	0.0	0.0
Internal issuances | Mortgage-backed master trust structures: | Langton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
Internal issuances | Other asset-backed securitisation structures: | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.1	0.2
Internal issuances | Other asset-backed securitisation structures: | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.1
Internal and external redemptions	0.0	0.1
Internal issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.5
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	3.3	3.2
Internal and external redemptions	3.9	3.2
External issuances | Mortgage-backed master trust structures: | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.9	1.1
External issuances | Mortgage-backed master trust structures: | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.1
Internal and external redemptions	0.0	0.0
External issuances | Mortgage-backed master trust structures: | Langton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.0	0.0
External issuances | Other asset-backed securitisation structures: | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.0
Internal and external redemptions	0.2	0.4
External issuances | Other asset-backed securitisation structures: | Auto ABS UK Loans
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.3	0.2
Internal and external redemptions	0.1	0.2
External issuances | Covered bond programmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	3.0	2.9
Internal and external redemptions	£ 2.7	£ 1.5